Parent Only Financial Information - Condensed Statements of Income and Comprehensive Income (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Interest income	$ 25,912,000	$ 24,630,000	$ 23,956,000	$ 23,933,000	$ 23,300,000	$ 21,606,000	$ 21,644,000	$ 21,802,000	$ 23,206,000	$ 51,610,000	$ 47,233,000	$ 95,819,000	$ 88,258,000	$ 98,549,000
Gain on sale of securities	7,000			226,000						7,000	226,000	1,517,000	10,427,000	47,000
Directors' compensation	165,000			172,000						361,000	344,000	690,000	698,000	678,000
Income tax benefit	870,000	1,210,000	685,000	1,301,000	1,021,000	606,000	323,000	518,000	803,000	1,423,000	2,322,000	4,217,000	2,250,000	2,776,000
Net Income	2,169,000	2,829,000	1,786,000	2,987,000	2,586,000	1,925,000	1,744,000	1,177,000	1,660,000	5,092,000	5,573,000	10,188,000	6,506,000	5,078,000
Comprehensive income (loss)	651,000			(2,600,000)						3,064,000	(262,000)	12,047,000	(21,229,000)	13,242,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary												5,000,000		6,000,000
Interest income												341,000	450,000	566,000
Equity in undistributed earnings (loss) of subsidiaries												5,398,000	6,550,000	(864,000)
Gain on sale of securities													38,000
Total Revenues												10,739,000	7,038,000	5,702,000
Directors' compensation												123,000	117,000	124,000
Other expenses												539,000	436,000	526,000
Total Expenses												662,000	553,000	650,000
Income before Income Taxes												10,077,000	6,485,000	5,052,000
Income tax benefit												(111,000)	(21,000)	(26,000)
Net Income												10,188,000	6,506,000	5,078,000
Comprehensive income (loss)												$ 12,047,000	$ (21,229,000)	$ 13,242,000